INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 3,459,686		$ 6,700,678
Land		450,873		618,893
Other assets		795,499		1,427,057
Total Assets		4,706,058		8,746,628
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,770,353		5,132,015
Accounts payable and accrued expenses		79,640		323,275
Other liabilities		166,876		920,087
Liabilities		3,016,869		6,375,377
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	$ 2,036,582	2,036,582	$ 2,683,452	2,683,452
Other partners		(347,393)		(312,201)
Partners Capital		1,689,189		2,371,251
Liabilities and Stockholders Equity		4,706,058		8,746,628
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		462,481
Land		0
Other assets		0		153,850
Total Assets		0		616,331
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		680,065
Accounts payable and accrued expenses		0		57,022
Other liabilities		0		422,843
Liabilities		0		1,159,930
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	(306,925)	(306,925)
Other partners		0		(236,674)
Partners Capital		0		(543,599)
Liabilities and Stockholders Equity		0		616,331
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Two [Members]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,398,567		1,487,388
Land		142,576		142,576
Other assets		477,348		281,647
Total Assets		2,018,491		1,911,611
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,563,977		1,595,568
Accounts payable and accrued expenses		56,913		62,595
Other liabilities		138,437		202,235
Liabilities		1,759,327		1,860,398
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	259,348	259,348	51,418	51,418
Other partners		(184)		(205)
Partners Capital		259,164		51,213
Liabilities and Stockholders Equity		2,018,491		1,911,611
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,061,119		4,750,809
Land		308,297		476,317
Other assets		318,151		991,560
Total Assets		2,687,567		6,218,686
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,206,376		2,856,382
Accounts payable and accrued expenses		22,727		203,658
Other liabilities		28,439		295,009
Liabilities		1,257,542		3,355,049
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	$ 1,777,234	1,777,234	$ 2,938,959	2,938,959
Other partners		(347,209)		(75,322)
Partners Capital		1,430,025		2,863,637
Liabilities and Stockholders Equity		$ 2,687,567		$ 6,218,686